Significant Accounting Policies Significant Accounting Policies (Delivery Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Delivery Expenses [Abstract]
Shipping, Handling and Transportation Costs	$ 164.4	$ 160.4	$ 159.7